Short-Term Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments

5. SHORT-TERM INVESTMENTS

	December 31
	2017	2018
	US$	US$
Trading securities	6,941	3,609

The Company classified certain short-term investments as trading securities. Realized gains on sales of these trading securities were US$2 thousand, US$103 thousand and US$134 thousand for the years ended December 31, 2016, 2017 and 2018, respectively The amount of unrealized losses related to trading securities at year end was nil for the years ended December 31, 2016, 2017 and 2018, respectively.